KOBREN GROWTH FUND

                       SUPPLEMENT DATED FEBRUARY 10, 2006
                       TO THE PROSPECTUS DATED MAY 1, 2005

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER THE "CALCULATION OF NET ASSET VALUE" SECTION FOUND ON PAGE 9 IS HEREBY DELETED. THAT SENTENCE IS: "ALTHOUGH THE FUND'S NAV WILL BE CALCULATED EVERY BUSINESS DAY, THE NAV REPORTED TO NASDAQ FOR DISTRIBUTION TO NEWS AGENCIES WILL BE DELAYED BY ONE BUSINESS DAY."

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE